CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock	Member’s Capital	Preferred Stock	Preferred Stock Series A Convertible Preferred Stock	Common Stock	Common Stock Series A Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A Convertible Preferred Stock	Treasury Stock	Retained Earnings (Accumulated Deficit)
Beginning balance (Predecessor) at Dec. 31, 2015	$ 1,786,159		$ 2,798,713								$ (1,012,554)
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss | Predecessor	(1,283,196)										(1,283,196)
Ending balance (Predecessor) at Dec. 31, 2016	502,963		2,798,713		$ 0	$ 0		$ 2,798,713		$ 0	(2,295,750)
Ending balance (Predecessor) at Dec. 31, 2016	502,963
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss | Predecessor	(502,964)										(502,964)
Other | Predecessor	1							1
Cancellation of Predecessor Equity | Predecessor	0							(2,798,714)			2,798,714
Ending balance (Predecessor) at Feb. 28, 2017	0		0		0	0		0		0	0
Ending balance at Feb. 28, 2017	878,527			$ 335,000	335,000	$ 33		543,494		0	0
Ending balance (in shares) at Feb. 28, 2017				35,845,000		32,920,000
Beginning balance (Predecessor) at Dec. 31, 2016	502,963		2,798,713		0	$ 0		2,798,713		0	(2,295,750)
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss | Predecessor	(502,964)										(502,964)
Other | Predecessor	1		1
Ending balance (Predecessor) at Feb. 27, 2017	0		2,798,714								(2,798,714)
Beginning balance (Predecessor) at Dec. 31, 2016	502,963
Increase (Decrease) In Members' Equity [Roll Forward]
Cancellation of Predecessor Equity | Predecessor	0		(2,798,714)								2,798,714
Ending balance (Predecessor) at Feb. 28, 2017	0		0		0	0		0		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares | Predecessor	527,827	$ 335,000			335,000	33		527,794
Issuance of shares	543,527	$ 335,000			$ 335,000	$ 33		543,494
Issuance of shares (in shares)					35,845,001	32,920,000
Conversion of Series A preferred stock into common stock	0							27,751			(27,751)
Elimination of accumulated deficit	0							(27,751)			27,751
Fresh start ad valorem tax reclassification | Predecessor	15,700							15,700
Ending balance at Feb. 28, 2017	878,527			$ 335,000	$ 335,000	$ 33		543,494		0	0
Ending balance (in shares) at Feb. 28, 2017				35,845,000		32,920,000
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	11,377										11,377
Ending balance at Mar. 31, 2017	889,904				335,000	$ 33		543,494		0	11,377
Beginning balance (Predecessor) at Feb. 28, 2017	0		0		0	0		0		0	0
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	13,812
Beginning balance at Feb. 28, 2017	878,527			$ 335,000	335,000	$ 33		543,494		0	0
Beginning balance (in shares) at Feb. 28, 2017				35,845,000		32,920,000
Ending balance at Sep. 30, 2017	893,241				335,000	$ 33		544,396		0	13,812
Beginning balance (Predecessor) at Feb. 28, 2017	0		$ 0		0	0		0		0	0
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	(21,068)										(21,068)
Beginning balance at Feb. 28, 2017	878,527			$ 335,000	335,000	$ 33		543,494		0	0
Beginning balance (in shares) at Feb. 28, 2017				35,845,000		32,920,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	1,851							1,851
Ending balance at Dec. 31, 2017	859,310			$ 335,000	335,000	$ 33		545,345		0	(21,068)
Ending balance (in shares) at Dec. 31, 2017				35,845,000		32,920,000
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	12,119										12,119
Beginning balance at Mar. 31, 2017	889,904				335,000	$ 33		543,494		0	11,377
Ending balance at Jun. 30, 2017	902,023				335,000	33		543,494		0	23,496
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	(9,684)										(9,684)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	902							902
Ending balance at Sep. 30, 2017	893,241				335,000	33		544,396		0	13,812
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	6,410										6,410
Beginning balance at Dec. 31, 2017	859,310			$ 335,000	335,000	33		545,345		0	(21,068)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	1,042							1,042
Dividends declared on preferred stock	(5,650)								$ (5,650)
Ending balance at Mar. 31, 2018	861,112				335,000	33		540,737		0	(14,658)
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	15,334
Beginning balance at Dec. 31, 2017	859,310			$ 335,000	335,000	$ 33		545,345		0	(21,068)
Beginning balance (in shares) at Dec. 31, 2017				35,845,000		32,920,000
Ending balance at Sep. 30, 2018	889,110				0	$ 81		915,028		(20,265)	(5,734)
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	(28,061)										(28,061)
Beginning balance at Mar. 31, 2018	861,112				335,000	33		540,737		0	(14,658)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	1,278							1,278
Shares withheld for payment of taxes on equity awards	(176)							(176)
Purchase of rights to common stock	(20,006)									(20,006)
Dividends declared on preferred stock	(5,651)								(5,651)
Ending balance at Jun. 30, 2018	808,496				335,000	33		536,188		(20,006)	(42,719)
Increase (Decrease) In Members' Equity [Roll Forward]
Net loss	36,985										36,985
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares	134,362					10		134,352
Conversion of Series A preferred stock into common stock	0				(335,000)		$ 40		334,960
Stock based compensation	1,188							1,188
Cash payment to Series A preferred stockholders	(60,273)								$ (60,273)
Repurchase of common stock	(23,712)					(2)		(23,710)
Shares withheld for payment of taxes on equity awards	(246)							(246)
Purchase of rights to common stock	(259)									(259)
Dividends declared on common stock	(7,431)							(7,431)
Ending balance at Sep. 30, 2018	$ 889,110				$ 0	$ 81		$ 915,028		$ (20,265)	$ (5,734)